Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Schedule of loans receivable
The following table is a summary of loans receivable.

	September 30, 2018		September 30, 2017
	(In thousands)		(In thousands)
Gross loans by category
Single-family residential	$5,798,966	45.1%	$5,711,004	46.8%
Construction	1,890,668	14.7	1,597,996	13.1
Construction - custom	624,479	4.9	602,631	4.9
Land - acquisition & development	155,204	1.2	124,308	1.0
Land - consumer lot loans	102,036	0.8	104,405	0.9
Multi-family	1,385,125	10.8	1,303,148	10.7
Commercial real estate	1,452,168	11.3	1,434,610	11.8
Commercial & industrial	1,140,874	8.9	1,093,360	9.0
HELOC	130,852	1.0	144,850	1.2
Consumer	173,306	1.3	85,075	0.7
Total gross loans	12,853,678	100%	12,201,387	100%
Less:
Allowance for probable losses	129,257		123,073
Loans in process	1,195,506		1,149,934
Net deferred fees, costs and discounts	51,834		45,758
Total loan contra accounts	1,376,597		1,318,765
Net loans	$11,477,081		$10,882,622

Schedule of fixed and adjustable rate loans
The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2018
Fixed-Rate			Adjustable-Rate
Term To Maturity	Gross Loans	% of Gross Loans	Term To Rate Adjustment	Gross Loans	% of Gross Loans
	(In thousands)			(In thousands)
Within 1 year	$90,107	0.7%	Less than 1 year	$3,003,472	23.4%
1 to 3 years	205,442	1.6	1 to 3 years	873,078	6.8
3 to 5 years	280,760	2.2	3 to 5 years	669,331	5.2
5 to 10 years	1,069,783	8.3	5 to 10 years	395,157	3.1
10 to 20 years	1,137,196	8.8	10 to 20 years	45,603	0.4
Over 20 years	5,061,088	39.4	Over 20 years	22,661	0.2
	$7,844,376	61.0%		$5,009,302	39.0%

Schedule of loans receivable by geographic area
The following tables provide information regarding loans receivable by loan category and geography.

September 30, 2018	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$3,090,079	$341,695	$63,706	$63,268	$353,475	$593,536	$414,817	$483,288	$122,653	$76,276	$5,602,793
Oregon	678,072	376,679	31,143	13,773	68,897	390,169	283,945	251,028	1,622	12,156	2,107,484
Arizona	581,099	367,192	12,083	10,662	73,476	205,420	259,280	65,638	180	12,842	1,587,872
Utah	523,402	40,678	156	4,208	62,414	301,747	30,622	37,271	15	8,710	1,009,223
Texas	176,887	58,618	6,858	413	6,297	290,064	117,160	98,961	464	—	755,722
New Mexico	197,107	131,290	20,920	2,312	28,797	62,818	174,385	19,560	748	11,695	649,632
Idaho	311,613	42,509	20,338	4,429	24,514	42,554	91,202	37,327	103	7,160	581,749
Nevada	198,007	26,260	—	2,895	6,609	—	20,488	17,865	24	1,962	274,110
Other	42,700	204	—	76	—	4,360	60,269	129,936	47,497	51	285,093
	$5,798,966	$1,385,125	$155,204	$102,036	$624,479	$1,890,668	$1,452,168	$1,140,874	$173,306	$130,852	$12,853,678

Percentage by geographic area
September 30, 2018	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	24.1%	2.7%	0.4%	0.6%	2.8%	4.7%	3.2%	3.7%	0.9%	0.5%	43.6%
Oregon	5.3	2.9	0.2	0.1	0.5	3.0	2.2	2.0	—	0.1	16.3
Arizona	4.5	2.9	0.1	0.1	0.6	1.6	2.0	0.5	—	0.1	12.4
Utah	4.1	0.3	—	—	0.5	2.3	0.2	0.3	—	0.1	7.8
Texas	1.4	0.5	0.1	—	—	2.3	0.9	0.8	—	—	6.0
New Mexico	1.5	1.0	0.2	—	0.2	0.5	1.4	0.2	—	0.1	5.1
Idaho	2.4	0.3	0.2	—	0.2	0.3	0.7	0.3	—	0.1	4.5
Nevada	1.5	0.2	—	—	0.1	—	0.2	0.1	—	—	2.1
Other	0.3	—	—	—	—	—	0.5	1.0	0.4	—	2.2
	45.1%	10.8%	1.2%	0.8%	4.9%	14.7%	11.3%	8.9%	1.3%	1.0%	100%

Percentage by geographic area as a % of each loan type
September 30, 2018	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC
	As % of total gross loans
Washington	53.3%	24.7%	41.0%	62.0%	56.6%	31.4%	28.6%	42.4%	70.8%	58.3%
Oregon	11.7	27.2	20.1	13.5	11.0	20.6	19.6	22.0	0.9	9.3
Arizona	10.0	26.5	7.8	10.4	11.8	10.9	17.9	5.8	0.1	9.8
Utah	9.0	2.9	0.1	4.1	10.0	16.0	2.1	3.3	—	6.7
Texas	3.1	4.2	4.4	0.4	1.0	15.3	8.1	8.7	0.3	—
New Mexico	3.4	9.5	13.5	2.3	4.6	3.3	12.0	1.7	0.4	8.9
Idaho	5.4	3.1	13.1	4.3	3.9	2.3	6.3	3.3	0.1	5.5
Nevada	3.4	1.9	—	2.8	1.1	—	1.4	1.6	—	1.5
Other	0.7	—	—	0.1	—	0.2	4.2	11.4	27.4	—
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

Schedule of impaired loans, loan commitments and loans serviced
The following table provides additional information on impaired loans, loan commitments and loans serviced for others.

	September 30, 2018	September 30, 2017
	(In thousands)
Recorded investment in impaired loans	$199,545	$251,274
TDRs included in impaired loans	156,858	207,377
Specific reserves on impaired loans	517	126
Average balance of impaired loans for year ended	228,398	274,530
Interest income from impaired loans for year ended	10,232	11,736
Outstanding fixed-rate origination commitments	400,426	425,130
Gross loans serviced for others	77,958	77,119

Non accrual loans held by the company
The following table sets forth information regarding non-accrual loans.

	September 30, 2018		September 30, 2017
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$27,643	49.6%	$27,930	56.3%
Construction	2,427	4.4	—	—
Construction - custom	—	—	91	0.2
Land - acquisition & development	920	1.7	296	0.6
Land - consumer lot loans	787	1.4	605	1.2
Multi-family	—	—	139	0.3
Commercial real estate	8,971	16.1	11,815	23.8
Commercial & industrial	14,394	25.8	8,082	16.3
HELOC	523	0.9	531	1.1
Consumer	21	—	91	0.2
Total non-accrual loans	$55,686	100%	$49,580	100%
Non-accrual loans as % of total loans	0.49%		0.46%

Aging of past due loans
The following tables break down delinquent loans by loan category and delinquency bucket.

September 30, 2018	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)

Single-family residential	$5,798,353	$5,768,253	$7,983	$3,562	$18,555	$30,100	0.52%
Construction	1,062,855	1,060,428	—	—	2,427	2,427	0.23
Construction - custom	289,192	289,192	—	—	—	—	—
Land - acquisition & development	123,560	122,620	—	270	670	940	0.76
Land - consumer lot loans	101,908	101,294	144	117	353	614	0.60
Multi-family	1,385,103	1,385,103	—	—	—	—	—
Commercial real estate	1,452,169	1,448,946	316	1,767	1,140	3,223	0.22
Commercial & industrial	1,140,874	1,130,836	—	—	10,038	10,038	0.88
HELOC	130,852	129,510	567	469	306	1,342	1.03
Consumer	173,306	172,777	172	328	29	529	0.31
Total Loans	$11,658,172	$11,608,959	$9,182	$6,513	$33,518	$49,213	0.42%
Delinquency %		99.58%	0.08%	0.06%	0.29%	0.42%

September 30, 2017	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)

Single-family residential	$5,709,690	$5,671,933	$10,925	$4,810	$22,022	$37,757	0.66%
Construction	793,959	793,959	—	—	—	—	—
Construction - custom	277,599	277,508	—	—	91	91	0.03
Land - acquisition & development	104,856	104,526	—	—	330	330	0.31
Land - consumer lot loans	104,335	103,389	112	680	154	946	0.91
Multi-family	1,303,119	1,302,720	5	255	139	399	0.03
Commercial real estate	1,434,610	1,432,052	507	—	2,051	2,558	0.18
Commercial & industrial	1,093,360	1,092,735	—	51	574	625	0.06
HELOC	144,850	143,974	221	342	313	876	0.60
Consumer	85,075	84,644	245	107	79	431	0.51
Total Loans	$11,051,453	$11,007,440	$12,015	$6,245	$25,753	$44,013	0.40%
Delinquency %		99.60%	0.11%	0.06%	0.23%	0.40%

Schedule of loan modifications
The following table provides information related to loans that were modified in a TDR during the periods presented.

	Twelve Months Ended September 30, 2018			Twelve Months Ended September 30, 2017
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-family residential	27	$5,070	$5,070	38	$7,115	$7,115
Land - acquisition & development	1	107	107	—	—	—
Land - consumer lot loans	—	—	—	2	211	211
Commercial real estate	1	120	120	—	—	—
Commercial & industrial	4	7,739	7,739	—	—	—
HELOC	2	95	95	4	552	552
Consumer	1	—	—	—	—	—
	36	$13,131	$13,131	44	$7,878	$7,878

The following table provides information on payment defaults occurring during the periods presented where the loan had been modified in a TDR within 12 months of the payment default.

	Twelve Months Ended September 30, 2018		Twelve Months Ended September 30, 2017
	Number of	Recorded	Number of	Recorded
TDRs That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
	(In thousands)		(In thousands)
Single-family residential	4	$433	24	$4,214
Commercial real estate	—	—	2	267
HELOC	1	77	—	—
	5	$510	26	$4,481